SHARE-BASED COMPENSATION (Details Narrative)				1 Months Ended				12 Months Ended			36 Months Ended
	Oct. 07, 2024 CNY (¥)	Oct. 06, 2024 CNY (¥)	Jun. 14, 2021 $ / shares shares	Apr. 30, 2025 shares	Mar. 31, 2025 $ / shares shares	Nov. 30, 2024 $ / shares shares	Dec. 31, 2015 shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2018 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense								¥ 1,889,000	¥ 60,530,000
Fair value of restricted shares vested								1,172,000	60,528,000
Aggregate intrinsic value of options exercised								1,350
Unrecognized share-based compensation expense								¥ 14,372,000
Weighted-average vesting period								1 year 4 months 24 days
Unvested restricted stock unit percentage			50.00%
Expected term								5 years 7 months 28 days	5 years 7 months 2 days	2 years 11 months 23 days
Class A Restricted Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock per share | $ / shares			$ 0.0001
Class A Restricted Share Units [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted | shares			5,281,000
Class A Restricted Share Units [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock units granted | shares			18,000	1,000,000		72,000
Expected term				2 years		4 years
Class A Restricted Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense								¥ 44,541,000	¥ 99,497,000
Weighted-average vesting period								1 year
Restricted stock units granted | shares								1,000,000	72,000
Restricted stock unit percentage			50.00%
Unrecognized share-based compensation expense								¥ 12,124,000
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of restricted shares vested								¥ 14,139	¥ 113,081
2015 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options expire period							10 years
Share options granted | shares											1,666,781
2015 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense	¥ 47,187,000
2015 Share Incentive Plan [Member] | Class A Restricted Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Allocated share based compensation expense		¥ 74,613,000
2015 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights percentage							25.00%
2015 Share Incentive Plan [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting rights percentage							25.00%
2024 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options expire period						10 years
Share options granted | shares					90,000	1,965,500
Weight average grant date fair value per option | $ / shares					$ 2.68	$ 2.01
Common Class A [Member] | 2015 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issue | shares							8,000,000
Common Class A [Member] | 2024 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issue | shares						10,669,486